Supplemental information on oil and gas activities (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Revenue		$ 330,122	$ 192,670	$ 209,690
Production costs, excluding depreciation
Operating costs		(70,290)	(55,738)	(73,587)
Royalties		(28,697)	(11,497)	(13,155)
Total production costs		(98,987)	(67,235)	(86,742)
Exploration expenses	[1]	(9,952)	(38,386)	(39,893)
Accretion expense	[2]	(2,607)	(2,554)	(2,575)
Impairment (loss)/loss reversal for non-financial assets		0	5,664	(149,574)
Depreciation, depletion and amortization		(72,093)	(72,114)	(101,831)
Results of operations before income tax		146,483	18,045	(170,925)
Income tax benefit (expense)		(61,507)	(16,443)	29,255
Results of oil and gas operations		84,976	1,602	(141,670)
Chile [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Revenue		32,738	36,723	44,808
Production costs, excluding depreciation
Operating costs		(19,685)	(20,674)	(26,731)
Royalties		(1,314)	(1,495)	(1,973)
Total production costs		(20,999)	(22,169)	(28,704)
Exploration expenses	[1]	(1,404)	(21,060)	(30,499)
Accretion expense	[2]	(994)	(897)	(789)
Impairment (loss)/loss reversal for non-financial assets		0	0	(104,515)
Depreciation, depletion and amortization		(22,705)	(29,890)	(37,664)
Results of operations before income tax		(13,364)	(37,293)	(157,363)
Income tax benefit (expense)		2,005	5,594	23,604
Results of oil and gas operations		(11,359)	(31,699)	(133,759)
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Revenue		263,076	126,228	131,897
Production costs, excluding depreciation
Operating costs		(42,677)	(29,326)	(40,384)
Royalties		(24,236)	(7,281)	(8,150)
Total production costs		(66,913)	(36,607)	(48,534)
Exploration expenses	[1]	(3,856)	(11,690)	(7,132)
Accretion expense	[2]	(683)	(459)	(890)
Impairment (loss)/loss reversal for non-financial assets		0	5,664	(45,059)
Depreciation, depletion and amortization		(38,721)	(29,439)	(50,675)
Results of operations before income tax		152,903	53,697	(20,393)
Income tax benefit (expense)		(61,161)	(21,479)	7,953
Results of oil and gas operations		91,742	32,218	(12,440)
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Revenue		70	0	597
Production costs, excluding depreciation
Operating costs		(325)	0	(1,414)
Royalties		(13)	0	(34)
Total production costs		(338)	0	(1,448)
Exploration expenses	[1]	(707)	0	(1,159)
Accretion expense	[2]	0	0	0
Impairment (loss)/loss reversal for non-financial assets		0	0	0
Depreciation, depletion and amortization		(8)	0	(91)
Results of operations before income tax		(983)	0	(2,101)
Income tax benefit (expense)		344	0	735
Results of oil and gas operations		(639)	0	(1,366)
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activitie [Line Items]
Revenue		34,238	29,719	32,388
Production costs, excluding depreciation
Operating costs		(7,603)	(5,738)	(5,058)
Royalties		(3,134)	(2,721)	(2,998)
Total production costs		(10,737)	(8,459)	(8,056)
Exploration expenses	[1]	(3,985)	(5,636)	(1,103)
Accretion expense	[2]	(930)	(1,198)	(896)
Impairment (loss)/loss reversal for non-financial assets		0	0	0
Depreciation, depletion and amortization		(10,659)	(12,785)	(13,401)
Results of operations before income tax		7,927	1,641	8,932
Income tax benefit (expense)		(2,695)	(558)	(3,037)
Results of oil and gas operations		$ 5,232	$ 1,083	$ 5,895

[1]	Do not include Peru costs.
[2]	Represents accretion of ARO liability.